UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:   6/30/14

Item 1.  Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

June 30, 2014

Altegris Fixed Income Long Short Fund

A Series of Northern Lights Fund Trust

Semi-Annual Report

Class A (FXDAX)
Class C (FXDCX)
Class I (FXDIX)
Class N (FXDNX)

ADVISED BY

SUB-ADVISED BY

888.524.9441 www.altegris.com/mutualfunds

Altegris Fixed Income Long Short Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Fund’s performance figures* since inception and for the six months ending June 30, 2014, compared to its benchmark:

		Annualized
		Since Inception	Since Inception
	Six Months	February 28, 2013	February 26, 2014
Altegris Fixed Income Long Short Fund - Class A	5.62%	7.10%	N/A
Altegris Fixed Income Long Short Fund - Class A with load **	(0.41)%	2.45%	N/A
Altegris Fixed Income Long Short Fund - Class C	N/A	N/A	2.78%
Altegris Fixed Income Long Short Fund - Class I	5.80%	7.35%	N/A
Altegris Fixed Income Long Short Fund - Class N	5.60%	7.03%	N/A
HFRX Fixed Income - Credit Index ***	3.39%	6.13%	1.47%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expense ratios before waiver, per the Fund’s prospectus dated April 30, 2014, are 3.05%, 3.80%, 2.80% and 3.05% for Class A, Class C, Class I and Class N shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. All share classes are subject to a redemption fee of 1.00% of the amount redeemed if sold within 30 days of purchase. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	HFRX Fixed Income - Credit Index: Includes strategies with exposure to credit across a broad continuum of credit sub-strategies, including corporate, sovereign, distressed, convertible, asset backed, capital structure arbitrage, multi-strategy and other relative value and event driven sub-strategies. The index includes funds that have at least $50 million under management and a 24-month track record (typical). Investors cannot invest directly in an index.

Top Ten Holdings by Sector	% of Net Assets
Whole Loan Collateral CMO	17.3%
U.S. Government Agency	17.1%
Asset Backed Securities	10.6%
Telecommunications	7.4%
Oil & Gas	4.3%
Diversified Finance Services	4.1%
Internet	3.9%
Semiconductors	3.6%
Software	3.6%
Transportation	3.0%
Other Assets	25.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Principal Amount ($)		Yield (%)	Maturity		Value
	BONDS & NOTES - 23.4%
	AGRICULTURE - 1.4%
1,500,000	Vector Group Ltd. (a,c)	7.7500	2/15/2021		$1,597,500
199,000	Vector Group Ltd. (c)	7.7500	2/15/2021		211,935
					1,809,435
	BANKS - 1.3%
1,100,000	Lloyds TSB Bank PLC (a,b,c)	12.0000	Perpetual	+	1,628,000

	CHEMICALS - 0.8%
500,000	Cornerstone Chemical Co. (a,c)	9.3750	3/15/2018		528,750
500,000	Cornerstone Chemical Co. (c)	9.3750	3/15/2018		528,750
					1,057,500
	DIVERSIFIED FINANCE SERVICES - 3.1%
2,030,000	ILFC E- Capital Trust II (a,b)	6.2500	12/21/2065		2,073,138
1,500,000	Lehman Brothers Holdings, Inc. (f)	6.8750	5/2/2018		300,000
1,335,000	Nuveen Investments, Inc. Class A (a,c)	9.5000	10/15/2020		1,581,975
					3,955,113
	ELECTRONICS - 0.4%
500,000	Interface Master Holdings, Inc. (a,g)	12.5000	8/1/2018		505,625

	OIL & GAS - 3.2%
1,150,000	Crew Energy Inc.	8.3750	10/21/2020		1,160,145
1,250,000	Gastar Exploration USA, Inc.	8.6250	5/15/2018		1,306,250
1,500,000	Lightstream Resources Ltd. (a)	8.6250	2/1/2020		1,575,000
					4,041,395
	PACKAGING & CONTAINERS - 0.6%
557,640	Kleopatra Holdings 1 (a,g)	10.2500	8/15/2017		790,071

	REAL ESTATE - 1.4%
1,750,000	Hunt Cos, Inc. (a)	9.6250	3/1/2021		1,833,125

	RETAIL - 0.7%
750,000	GRD Holdings III Corp. (a)	10.7500	6/1/2019		840,000

	SOFTWARE - 2.3%
500,000	First Data Corp. (a)	8.2500	1/15/2021		547,500
750,000	First Data Corp. (a,g)	8.7500	1/15/2022		827,813
1,500,000	Interface Security Systems Holdings, Inc. (a)	9.2500	1/15/2018		1,541,250
					2,916,563
	TELECOMMUNICATIONS - 5.2%
2,200,000	Avanti Communications Group PLC (a)	10.0000	10/1/2019		2,332,000
1,500,000	Avaya, Inc. (a)	9.0000	4/1/2019		1,558,125
250,000	Digicel Group Ltd. (a,c)	8.2500	9/30/2020		272,500
250,000	Digicel Ltd. (a,c)	8.2500	9/1/2017		257,200
500,000	Intelsat Luxembourg SA (c)	7.7500	6/1/2021		529,375
1,250,000	Intelsat Luxembourg SA	8.1250	6/1/2023		1,351,563
250,000	Nortel Networks Ltd. (c,f)	10.7500	7/15/2016		286,875
					6,587,638
	TRANSPORTATION - 3.0%
750,000	Ceva Group PLC (a)	7.0000	3/1/2021		770,625
1,250,000	Ceva Group PLC (a,c)	9.0000	9/1/2021		1,290,625
1,500,000	Overseas Shipholding Group, Inc.	8.1250	3/30/2018		1,815,000
					3,876,250

	TOTAL BONDS & NOTES (Cost - $28,694,861)				29,840,715

The accompanying notes are an integral part of these financial statements.

2

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Principal Amount ($)		Yield (%)	Maturity	Value
	CONVERTIBLE BONDS - 22.3%
	BIOTECHNOLOGY - 0.8%
1,000,000	Emergent Biosolutions, Inc. (a)	2.8750	1/15/2021	$1,045,625

	COMMERCIAL SERVICES - 1.1%
1,000,000	Albany Molecular Research, Inc. (a)	2.2500	11/15/2018	1,433,750

	COMPUTERS - 0.6%
500,000	Spansion LLC (a)	2.0000	9/1/2020	819,687

	DIVERSIFIED FINANCE SERVICES - 1.0%
1,202,000	Tricon Capital Group, Inc.	5.6000	3/31/2020	1,218,243

	ELECTRONICS - 1.5%
1,500,000	InvenSense, Inc. (a,c)	1.7500	11/1/2018	1,853,437

	ENGINEERING & CONSTRUCTION - 1.2%
1,000,000	Aecon Group Inc.	5.5000	12/31/2018	1,051,051
500,000	Aecon Group Inc.	7.0000	9/30/2014	475,084
				1,526,135
	HEALTHCARE - PRODUCTS - 0.4%
500,000	Alere Inc. (c)	3.0000	5/15/2016	553,437

	HOUSEHOLD PRODUCTS/WARES - 1.2%
1,500,000	Jarden Corp. (a)	1.1250	3/15/2034	1,531,875

	INSURANCE - 1.3%
1,250,000	MGIC Investment Corp (a,c)	9.0000	4/1/2063	1,594,531

	INTERNET - 2.6%
750,000	MercadoLibre, Inc. (a)	2.2500	7/1/2019	784,905
1,250,000	Qihoo 360 Technology Co, Ltd. (a,c)	2.5000	9/15/2018	1,439,062
1,000,000	Web.com Group, Inc. (c)	1.0000	8/15/2018	1,073,125
				3,297,092
	LODGING - 0.4%
500,000	Home Inns & Hotels Management, Inc. (c)	2.0000	12/15/2015	493,438

	PHARMACEUTICALS - 1.3%
1,000,000	Omnicare, Inc.	3.5000	2/15/2044	1,132,500
250,000	Salix Pharmaceuticals Ltd. (c)	1.5000	3/15/2019	490,781
				1,623,281
	REITS - 1.8%
500,000	American Realty Capital Properties, Inc.	3.0000	8/1/2018	507,813
750,000	American Realty Capital Properties, Inc.	3.7500	12/15/2020	782,344
1,000,000	RAIT Financial Trust (c)	4.0000	10/1/2033	973,750
				2,263,907
	SEMICONDUCTORS - 3.6%
750,000	GT Advanced Technologies, Inc.	3.0000	12/15/2020	1,307,813
1,041,000	Jazz Technologies, Inc. (a)	8.0000	12/31/2018	1,139,895
1,250,000	SunEdison, Inc. (a)	0.2500	1/15/2020	1,338,281
500,000	SunEdison, Inc. (a,c)	2.0000	10/1/2018	850,938
				4,636,927
	SOFTWARE - 1.3%
1,250,000	Concur Technologies, Inc.	0.5000	6/15/2018	1,395,313
250,000	Concur Technologies, Inc.	0.5000	6/15/2018	279,063
				1,674,376

The accompanying notes are an integral part of these financial statements.

3

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Principal Amount ($)		Yield (%)		Maturity		Value
	TELECOMMUNICATIONS - 2.2%
1,250,000	Finisar Corp. (a)	0.5000		12/15/2033		$1,221,875
1,000,000	Infinera Corp.	1.7500		6/1/2018		1,052,500
500,000	Palo Alto Networks, Inc. (a)	—	(e)	7/1/2019		515,938
						2,790,313

	TOTAL CONVERTIBLE BONDS (Cost - $26,368,463)					28,356,054

	MORTGAGE BACKED SECURITIES - 34.5%
	U.S. GOVERNMENT AGENCY - 17.1%
4,551,272	Fannie Mae 2012-118 IN (d)	3.5000		11/25/2042		1,064,116
18,487,413	Fannie Mae 2012-147 WI (d)	4.0000		1/25/2033		3,686,080
11,979,584	Fannie Mae 2012-33 XS (b,d)	6.2980		4/25/2042		2,124,899
9,616,778	Fannie Mae 2013-70 EI (d)	3.0000		7/25/2028		1,309,435
8,986,928	Freddie Mac 3122 DS (b,d)	6.5483		3/15/2036		1,342,463
13,754,689	Freddie Mac 3747 CS (b,d)	6.3483		10/15/2040		2,971,581
12,049,832	Freddie Mac 3998 SA (b,d)	6.2983		2/15/2042		2,738,218
10,170,767	Freddie Mac 4122 IO (d)	4.0000		10/15/2042		2,657,947
16,544,163	Freddie Mac 4136 NI (d,e)	2.5000		11/15/2027		1,909,658
105,481,738	Government National Mortgage Association (b)	0.2786		11/16/2043		1,970,802
						21,775,199
	WHOLE LOAN COLLATERAL - 17.4%
4,926,242	Countrywide Alternative Loan 2005-62 1A1 (b)	0.4520		12/25/2035		4,132,142
3,896,109	Countrywide Alternative Loan Trust 2006-0A10 1A1 (b)	1.0809		8/25/2046		3,033,931
3,896,076	Deutsche Alt-A Securities Mortgage Loan Trust 2006-0A1 (b)	0.3520		2/25/2047		3,183,401
4,028,761	Luminent Mortgage Trust 2006-2 A1A (b)	0.3520		2/25/2046		3,039,568
4,480,097	Structured Agency Credit Risk 2006-AR7 A1A (b)	0.3620		8/25/2036		3,577,595
5,927,141	WAMU Mortgage Pass-Thru 2006-AR13 2A (b)	0.9309		7/25/2047		5,149,168
						22,115,805

	TOTAL MORTGAGE BACKED SECURITIES (Cost- $43,192,881)					43,891,004

	ASSET BACKED SECURITIES - 10.6%
3,976,086	GSAMP Trust 2007-NC1 A2C (b)	0.3020		12/25/2046		2,286,683
5,124,041	Home Equity Mortgage Loan Asset-Backed Trust INABS 2006-D 1A (b)	0.2950		11/25/2036		4,181,233
6,263,491	Home Equity Mortgage Loan Asset-Backed Trust INABS 2006-E 1A2 (b)	0.2950		4/25/2037		3,810,764
1,000,000	Morgan Stanley ABS Capital I, Inc. Trust 2006-NC5 A2D (b)	0.3850		10/25/2036		683,724
3,110,156	Morgan Stanley ABS Capital I, Inc. Trust 2007-HE2 A2C (b)	0.2820		1/25/2037		1,813,467
932,553	Morgan Stanley ABS Capital I, Inc. Trust 2007-NC3 A2B (b)	0.2950		5/25/2037		656,599
	TOTAL ASSET BACKED SECURITIES (Cost- $13,402,253)					13,432,470

	BANK LOANS
	INTERNET - 1.3%
1,477,133	Manwin Licensing Intl SARL (a,b)
	(Cost - $1,545,369)	14.0000		10/18/2018		1,613,767

Shares		Dividend Rate %
	PREFERRED STOCK - 4.5%
	AGRICULTURE - 0.8%
10,247	Bunge Ltd.	4.8750		Perpetual	+	1,065,175

	ELECTRIC - 0.9%
20,000	Exelon Corp.	6.5000		6/1/2017		1,078,932

	FOOD - 0.6%
7,500	Post Holdings, Inc.	5.2500		6/1/2017		789,600

	OIL & GAS - 1.1%
1,191	Halcon Resources Corp.	5.7500		Perpetual	+	1,445,279

The accompanying notes are an integral part of these financial statements.

4

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Shares		Yield (%)	Maturity		Value
	REITS - 1.1%
60,987	American Realty Capital Properties, Inc.	6.7000	Perpetual	+	$1,428,925

	TOTAL PREFERRED STOCK (Cost - $5,303,706)				5,807,911

Number of	OPTIONS PURCHASED - 0.0% *
Contracts **	PUT OPTIONS PURCHASED - 0.0%		Expiration
150	PowerShares QQQ, @ $88.00		Jul-14		900
650	PowerShares QQQ, @ $89.00		Jul-14		5,200
200	PowerShares QQQ, @ $90.00		Jul-14		2,400
	TOTAL OPTIONS PURCHASED (Cost - $54,433)				8,500

	TOTAL INVESTMENTS - 96.6% (Cost - $118,561,966) (h)				$122,950,421
	OTHER ASSETS LESS LIABILITIES - 3.4%				4,379,424
	NET ASSETS - 100.0%				$127,329,845

Shares	SECURITIES SOLD SHORT - (5.3) %
	COMMON STOCK - (5.3) %
	AGRICULTURE - (0.1) %
(600)	Bunge Ltd.				$(45,384)

	BIOTECHNOLOGY - (0.3) %
(18,600)	Emergent Biosolutions, Inc.				(417,756)

	COMMERCIAL SERVICES - (0.4) %
(27,000)	Albany Molecular Research, Inc.				(543,240)

	COMPUTERS - (0.1) %
(8,400)	Spansion Inc. - Class A				(176,988)

	ELECTRIC - (0.2) %
(7,000)	Exelon Corp.				(255,360)

	ELECTRONICS - (0.4) %
(20,500)	InvenSense Inc.				(465,145)

	FOOD - (0.3) %
(8,500)	Post Holdings, Inc.				(432,735)

	HEALTHCARE - PRODUCTS - (0.0) %
(900)	Alere Inc.				(33,678)

	HOUSEHOLD PRODUCTS/WARES - (0.2) %
(3,200)	Jarden Corp.				(189,920)

	INTERNET - (0.6) %
(2,000)	MeradoLibre, Inc.				(190,800)
(3,400)	Qihoo 360 Technology Co. Ltd. - ADR				(312,936)
(8,000)	Web.com Group, Inc.				(230,960)
					(734,696)
	OIL & GAS - (0.5) %
(83,600)	Halcon Resources Corp.				(609,444)

	PHARMACEUTICALS - (0.4) %
(3,500)	Omnicare, Inc.				(232,995)
(2,500)	Salix Pharmaceuticals Ltd. *				(308,375)
					(541,370)

The accompanying notes are an integral part of these financial statements.

5

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

Shares			Value
	SEMICONDUCTORS - (0.9) %
(19,800)	GT Advanced Technologies Inc.		$(368,280)
(26,700)	SunEdison, Inc.		(603,420)
(25,500)	Tower Semiconductor Ltd.		(231,540)
			(1,203,240)
	SOFTWARE - (0.5) %
(6,400)	Concur Technologies, Inc.		(597,376)

	TELECOMMUNICATIONS - (0.4) %
(11,100)	Finisar Corp.		(219,225)
(27,800)	Infinera Corp.		(255,760)
			(474,985)

	TOTAL SECURITIES SOLD SHORT (Proceeds $6,191,780)		$(6,721,317)

Number of
Contracts **	OPTIONS WRITTEN - (0.0) % *	Expiration
	PUT OPTIONS WRITTEN - (0.0) %
(100)	Home Inns & Hotels Management - ADR, @ $90.00 (Proceeds - $13,396)	Sep-14	$(3,000)

REIT - Real Estate Investment Trust

ADR - American Depositary Receipt

+	Perpetual bonds are fixed income instruments without defined maturity dates.

*	Non income producing

**	Each option contract allows the holder of the option to sell 100 shares of the underlying security.

(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from qualified institutional buyers. At June 30, 2014, these securities amounted to $37,920,621 or 29.8% of net assets.

(b)	Variable rate security - interest rate subject to period change. The rate shown as of June 30, 2014.

(c)	All or part of the security was held as collateral for securities sold short as of June 30, 2014.

(d)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp.(“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) currently operate under a federal conservatorship.

(e)	Zero coupon security.

(f)	Security in default.

(g)	Paid in Kind.

(h)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding securities sold short) is $118,552,671 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$5,168,266
Unrealized Depreciation:	(779,017)
Net Unrealized Appreciation:	$4,389,249

OPEN CREDIT DEFAULT SWAP AGREEMENTS - PROTECTION PURCHASED
Reference Entity	Counterparty	Protection Premium Rate	Termination Date	Notional Principal	Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
Arrow Electronics, Inc.	JP Morgan	(1.00%)	6/20/2018	$1,000,000	$977,288	$22,714	$(41,562)
Campbell Soup Company	JP Morgan	(1.00%)	6/20/2018	1,000,000	1,016,771	(18,020)	(5,775)
Campbell Soup Company	JP Morgan	(1.00%)	6/20/2019	1,000,000	1,015,827	(14,586)	(6,718)
Cardinal Health, Inc.	JP Morgan	(1.00%)	6/20/2018	1,000,000	1,021,059	(21,063)	(10,251)
Computer Associates, Inc.	JP Morgan	(1.00%)	6/20/2018	1,000,000	992,171	7,828	(27,669)
Computer Sciences Corporation	JP Morgan	(1.00%)	6/20/2018	1,000,000	1,039,089	26,491	(45,775)
Computer Sciences Corporation	JP Morgan	(1.00%)	6/20/2019	1,000,000	1,319,743	(205,909)	2,479
Eastman Chemical Co.	JP Morgan	(1.00%)	6/20/2018	1,000,000	1,003,955	(3,958)	(18,926)
Federated Department Stores, Inc.	JP Morgan	(1.00%)	6/20/2018	1,000,000	1,001,481	(1,480)	(19,249)
Hasbro, Inc.	JP Morgan	(1.00%)	6/20/2019	2,000,000	2,008,760	(8,761)	(28,400)
Packaging Corporation of America	JP Morgan	(1.00%)	6/20/2018	1,000,000	987,811	12,193	(31,519)
Quest Diagnostics, Inc.	JP Morgan	(1.00%)	6/20/2018	1,000,000	983,063	10,746	(19,993)
Quest Diagnostics, Inc.	JP Morgan	(1.00%)	6/20/2019	1,000,000	993,358	12,836	(9,697)
Tyson Foods, Inc.	JP Morgan	(1.00%)	6/20/2019	500,000	500,001	0	(4,164)
Western Union Company	JP Morgan	(1.00%)	6/20/2018	1,000,000	965,639	34,366	(33,501)
Xerox Corporation	JP Morgan	(1.00%)	9/20/2018	1,500,000	1,448,692	15,995	(34,064)
NET UNREALIZED DEPRECIATION FROM CREDIT DEFAULT SWAPS							$(334,784)

The accompanying notes are an integral part of these financial statements.

6

Altegris Fixed Income Long Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2014

OPEN CREDIT DEFAULT SWAPS ON CREDIT INDICES
Index/Tranches	Counterparty	Protection Premium Rate	Termination Date	Notional Principal	Notional Value	Upfront Payments (Received)	Unrealized (Depreciation)
CDX.NA.IG.21 5-Year Index	JP Morgan	(1.00%)	12/20/2018	$2,000,000	$2,034,928	$(34,934)	$(8,072)

INTERST RATE SWAPS
							Upfront	Unrealized
Pay/Receive		Fixed		Termination	Notional	Market	Premiums	Appreciation
Floating Rate	Floating Rate Index	Rate	Counterparty	Date	Principal	Value	Paid(Received)	(Depreciation)
Pay	3-Month USD- LIBOR	1.03%	JP Morgan	4/1/2017	$19,500,000	$(69,913)	$0	$(69,913)
Pay	3-Month USD- LIBOR	1.00%	JP Morgan	4/3/2017	5,430,000	(14,178)	0	(14,178)
Pay	3-Month USD- LIBOR	1.83%	JP Morgan	4/1/2019	15,000,000	(130,068)	0	(130,068)
Pay	3-Month USD- LIBOR	1.82%	JP Morgan	4/3/2019	4,180,000	(36,239)	0	(36,239)
Receive	3-Month USD- LIBOR	2.85%	JP Morgan	4/1/2024	11,700,000	251,596	0	251,596
Receive	3-Month USD- LIBOR	2.88%	JP Morgan	4/3/2024	2,920,000	75,120	0	75,120
NET UNREALIZED APPRECIATION FROM INTEREST RATE SWAPS								$76,318

The accompanying notes are an integral part of these financial statements.

7

Altegris Fixed Income Long Short Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2014

ASSETS
Investment securities:
At cost	$118,561,966
At value	$122,950,421
Segregated cash at broker	8,539,832
Cash	6,472,456
Receivable for Fund shares sold	1,220,578
Dividends and interest receivable	1,078,697
Receivable for securities sold	871,308
Prepaid expenses and other assets	24,916
TOTAL ASSETS	141,158,208

LIABILITIES
Securities sold short, at value (proceeds $6,191,780)	6,721,317
Foreign currency overdraft (cost $4,456,884)	4,432,946
Payable for investments purchased	1,896,445
Unrealized depreciation on swap contracts	266,538
Payable to broker for swaps	165,543
Investment advisory fees payable	157,973
Payable for Fund shares repurchased	51,404
Payable for credit default swap periodic payments settlement	36,930
Dividends Payable	33,281
Distribution (12b-1) fees payable	6,784
Options written at value (proceeds - $13,306)	3,000
Accrued expenses and other liabilities	56,202
TOTAL LIABILITIES	13,828,363
NET ASSETS	$127,329,845

Composition of Net Assets:
Paid in capital	$122,492,027
Undistributed net investment Income	44,403
Accumulated net realized gain from investments	1,212,566
Net unrealized appreciation of investments	3,580,849
NET ASSETS	$127,329,845

Net Asset Value Per Share:
Class A Shares:
Net Assets	$10,429,856
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	970,841
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a,b)	$10.74
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (c)	$10.30

Class C Shares:
Net Assets	$1,987,408
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	184,924
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.75

Class I Shares:
Net Assets	$101,091,644
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,389,026
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.77

Class N Shares:
Net Assets	$13,820,937
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,285,590
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.75

(a)	For certain purchases of $1 million or more, a 1.00% contingent deferred sales charge may apply to redemptions made within 18 months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

8

Altegris Fixed Income Long Short Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME
Interest	$1,769,333
Dividends (net of foreign withholding taxes of $1,043)	92,010
TOTAL INVESTMENT INCOME	1,861,343

EXPENSES
Advisor fees	772,727
Short sale dividend expense	217,366
Registration fees	53,257
Printing and postage expenses	39,176
Professional fees	25,264
Distribution (12b-1) fees:
Class A	6,309
Class C (a)	2,316
Class N	15,742
Administrative services fees	22,927
Transfer agent fees	18,703
Custodian fees	11,834
Non 12b-1 shareholder servicing fees	9,050
Accounting services fees	6,938
Trustees fees and expenses	5,285
Compliance officer fees	4,918
Insurance expense	590
Other expenses	147
TOTAL EXPENSES	1,212,549
Less: Fees waived by the Advisor	(89,638)
NET EXPENSES	1,122,911

NET INVESTMENT INCOME	738,432

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	2,343,868
Foreign currency transactions	(1,548)
Options contracts purchased	(224,847)
Options contracts written	36,869
Securities sold short	(900,597)
Swaps	3,959
Net Realized Gain	1,257,704

Net change in unrealized appreciation (depreciation) on:
Investments	2,705,585
Foreign currency translations	(41,898)
Options contracts purchased	(45,933)
Options contracts written	10,396
Securities sold short	93,918
Swaps	(23,816)
Net Change in Unrealized Appreciation	2,698,252

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,955,956

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,694,388

(a)	Class C commenced operations on February 26, 2014.

The accompanying notes are an integral part of these financial statements.

9

Altegris Fixed Income Long Short Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	June 30, 2014	December 31, 2013 (a)
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$738,432	$565,447
Net realized gain on investments	1,257,704	79,254
Net change in unrealized appreciation on investments	2,698,252	882,597
Net increase in net assets resulting from operations	4,694,388	1,527,298

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(36,614)	(26,466)
Class C (b)	(3,836)	—
Class I	(519,941)	(540,333)
Class N	(72,121)	(83,319)
From net realized gains
Class A	—	(6,714)
Class C (b)	—	—
Class I	—	(131,712)
Class N	—	(22,376)
Total distributions to shareholders	(632,512)	(810,920)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,722,054	2,653,702
Class C (b)	1,965,041	—
Class I	67,187,217	48,393,962
Class N	13,043,594	9,467,039
Net asset value of shares issued in reinvestment of distributions:
Class A	29,729	25,939
Class C (b)	3,784	—
Class I	487,420	640,312
Class N	35,312	30,406
Redemption fee proceeds:
Class A	(23)	2
Class I	(387)	127
Class N	(100)	20
Payments for shares redeemed:
Class A	(983,752)	(223,628)
Class C (b)	(196)	—
Class I	(16,276,492)	(3,232,097)
Class N	(7,497,433)	(1,919,961)
Net increase from shares of beneficial interest transactions	66,715,768	55,835,823

NET INCREASE IN NET ASSETS	70,777,644	56,552,201

NET ASSETS
Beginning of Period	56,552,201	—
End of Period *	$127,329,845	$56,552,201
* Includes undistributed net investment income (loss) of:	$44,403	$(61,517)

SHARE ACTIVITY
Class A:
Shares Sold	823,138	258,536
Shares Reinvested	2,788	2,535
Shares Redeemed	(94,357)	(21,799)
Net increase in shares of beneficial interest outstanding	731,569	239,272

Class C: (b)
Shares Sold	184,590	—
Shares Reinvested	353	—
Shares Redeemed	(19)	—
Net increase in shares of beneficial interest outstanding	184,924	—

Class I:
Shares Sold	6,365,955	4,786,757
Shares Reinvested	45,757	62,530
Shares Redeemed	(1,556,688)	(315,285)
Net increase in shares of beneficial interest outstanding	4,855,024	4,534,002

Class N:
Shares Sold	1,242,473	932,852
Shares Reinvested	3,320	2,975
Shares Redeemed	(709,806)	(186,224)
Net increase in shares of beneficial interest outstanding	535,987	749,603

(a)	The Fund commenced operations on February 28, 2013.

(b)	Class C commenced operations on February 26, 2014.

The accompanying notes are an integral part of these financial statements.

10

Altegris Fixed Income Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A		Class C
	Six Months Ended	Period Ended	Period Ended
	June 30, 2014	December, 31 2013 (1)	June 30, 2014 (2)
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.23	$10.00	$10.00

Income from investment operations:
Net investment income (loss) (3)	0.07	0.23	(0.03)
Net realized and unrealized gain on investments	0.50	0.15	0.83
Total from investment operations	0.57	0.38	0.80

Less distributions from:
Net investment income	(0.06)	(0.12)	(0.05)
Net realized gains	—	(0.03)	—
Total distributions	(0.06)	(0.15)	(0.05)

Redemption fees collected	0.00 (4)	0.00 (4)	—

Net asset value, end of period	$10.74	$10.23	$10.75

Total return (5,6)	5.62%	3.75%	2.78%

Net assets, at end of period (000s)	$10,430	$2,448	$1,987

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (7,8)	2.95%	3.05%	3.70%
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (7,8)	2.45%	2.97%	3.20%
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (8)	2.74%	2.31%	3.49%
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (8)	2.24%	2.24%	2.99%

Ratio of net investment income (loss) to average net assets (7)	1.99%	2.30%	0.74%

Portfolio Turnover Rate (6)	64%	71%	64%

(1)	Class A commenced operations on February 28, 2013.

(2)	Class C commenced operations on February 26, 2014.

(3)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(4)	Represents less than $0.01 per share.

(5)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(6)	Not annualized.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

11

Altegris Fixed Income Long Short Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period (1)

	Class I		Class N
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	June 30, 2014	December, 31 2013	June 30, 2014	December, 31 2013
	(Unaudited)		(Unaudited)
Net asset value, beginning of period	$10.24	$10.00	$10.23	$10.00

Income from investment operations:
Net investment income (2)	0.09	0.20	0.08	0.19
Net realized and unrealized gain on investments	0.50	0.19	0.49	0.18
Total from investment operations	0.59	0.39	0.57	0.37

Less distributions from:
Net investment income	(0.06)	(0.12)	(0.05)	(0.11)
Net realized gains	—	(0.03)	—	(0.03)
Total distributions	(0.06)	(0.15)	(0.05)	(0.14)

Redemption fees collected (3)	0.00	0.00	0.00	0.00

Net asset value, end of period	$10.77	$10.24	$10.75	$10.23

Total return (4,5)	5.80%	3.90%	5.60%	3.69%

Net assets, at end of period (000s)	$101,092	$46,437	$13,821	$7,667

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6,7)	2.70%	2.80%	2.95%	3.05%
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6,7)	2.20%	2.72%	2.45%	2.97%
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (7)	2.49%	2.06%	2.74%	2.31%
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (7)	1.99%	1.99%	2.24%	2.24%

Ratio of net investment income (loss) to average net assets (6)	1.74%	2.05%	1.99%	2.30%

Portfolio Turnover Rate (5)	64%	71%	64%	71%

(1)	The Fund commenced operations on February 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

12

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2014

1.	ORGANIZATION

The Altegris Fixed Income Long Short Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on February 28, 2013. The Fund seeks to achieve total return and to achieve this objective through a combination of current income and capital appreciation.

The Fund offers Class A, Class C, Class I and Class N shares. Class A, Class I and Class N commenced operations on February 28, 2013 and Class C commenced operations on February 26, 2014. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class N and C shares of the Fund are offered at their NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A, Class C and Class N shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. The value of the credit default swap agreements entered by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the market, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a

13

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisors.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities; (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available, the spread between bid and asked prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

14

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Bond & Notes	$—	$29,840,715	$—	$29,840,715
Convertible Bonds	—	28,356,054	—	28,356,054
Mortgage Backed Securities	—	43,891,004	—	43,891,004
Asset Backed Securities	—	13,432,470	—	13,432,470
Bank Loans	—	1,613,767	—	1,613,767
Preferred Stock	5,807,911	—	—	5,807,911
Purchase Options	8,500	—	—	8,500
Total Investments	$5,816,411	$117,134,010	$—	$122,950,421

Derivatives
Credit Default Swaps	$—	$2,479	$—	$2,479
Interest Rate Swaps	—	326,716	—	326,716
Total Assets	$5,816,411	$117,463,205	$—	$123,279,616

Liabilities
Securities Sold Short *	$(6,721,317)	$—	$—	$(6,721,317)
Derivatives
Credit Default Swaps	—	(345,335)	—	(345,335)
Interest Rate Swaps	—	(250,398)	—	(250,398)
Written Options	(3,000)	—	—	(3,000)
Total Liabilities	$(6,724,317)	$(595,733)	$—	$(7,320,050)

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 or Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

15

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Security in Default – During the year ended June 30, 2014, the Fund recognized no interest income related to its investment in Nortel & Lehman. During this period, the Fund discontinued the non-cash accretion of the discount to par value of Lehman based on its expectation that it will not realize par value on Nortel & Lehman.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013 or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments, written options and U.S. government securities, amounted to $116,258,508 and $56,869,746, respectively. Short sales and closing purchases from securities sold short and reverse repurchase agreements amounted $13,879,897 and $14,753,528, respectively.

During the normal course of business, the Fund purchases and sells various financial instruments, which may result in market, liquidity and currency risks, the amount of which is not apparent from the financial statements.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

16

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Currency Risk: The Fund invests in financial instruments and enters into transactions that are denominated in currencies other than its functional currency. Consequently, the Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of the Fund’s assets or liabilities denominated in currencies other than the USD.

Counterparty risk: Counterparty risk is the risk that the Fund’s counterparties might default on their obligation to pay or perform generally on their obligations.

Credit Default Swaps – Credit default swaps (“CDS”) are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as unamortized upfront payments on credit default swaps. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on swaps in the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. For the six months ended June 30, 2014 the Fund’s trades of swap contracts resulted in a net gain of $3,959 which is included in the net realized gain from interest rate swap in the Statement of Operations.

For the derivative instruments outstanding as of June 30, 2014 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

Reverse Repurchase Agreements – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. The Fund’s entry into reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements involve the risks that (i) the interest income earned in the investment of the proceeds will be less than the interest expense, (ii) the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase, and (iii) the market value of the securities sold will decline below the price at which the Fund is required to repurchase them. Reverse repurchase agreements can be viewed as constituting a form of borrowing or of a financing transaction by the Fund (i.e., a “senior security”), but to the extent the Fund covers its commitment under such transactions by the segregation or “earmarking” of assets (determined in accordance with procedures adopted by the Trustees), equal in value to the amount of the Fund’s commitment, such a transaction will not be considered a “senior security” by the Fund and therefore will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Funds.

17

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The number of option contracts written and the premiums received by the Fund for the six months ended June 30, 2014, were as follows:

	Written Call Options		Written Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received
Options outstanding, beginning of period	—	—	—	$—
Options written	200	24,042	550	48,177
Options closed	(100)	(10,646)	(200)	(23,067)
Options exercised	—	—	—	—
Options expired	—	—	(350)	(25,110)
Options outstanding, end of period	100	$13,396	—	$—

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2014:

Location on the Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Credit Default/Interest Rate/Equity Swaps	-	Unrealized depreciation on swap contracts
Written Options		Unrealized depreciation on option contracts written

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2014:

Assets Derivative Investment Value
	Interest Rate Risk	Credit Default Risk	Equity Risk	Total Value at June 30, 2014
Swaps	$326,716	$2,479	$—	$329,195
Purchase Options	—	—	8,500	8,500
	$326,716	$2,479	$8,500	$337,695

Liabilities Derivative Investment Value
	Interest Rate Risk	Credit Default Risk	Equity Risk	Total Value at June 30, 2014
Swaps	$(250,398)	$(345,335)	$—	$(595,733)
Written Options	—		(3,000)	(3,000)
	$(250,398)	$(345,335)	$(3,000)	$(598,733)

18

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended June 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Options/ Swaps	Net realized gain (loss) from Option contracts purchased
Net realized gain (loss) from Option contracts written
Net realized gain (loss) from Swaps
Net change in unrealized appreciation (depreciation) on option contracts purchased
Net change in unrealized appreciation (depreciation) on option contracts written
Net change in unrealized appreciation (depreciation) on Swaps

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended June 30, 2014:

Realized gain/(loss) on derivatives recognized in the Statement of operations
Derivative Investment type	Equity Contracts	Credit Default Contracts	Total Value at June 30, 2014
Purchased Options	$(224,847)	$—	$(224,847)
Written options	36,869	—	36,869
Swaps	—	3,959	3,959
Total	$(187,978)	$3,959	$(184,019)

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Statement of Operations
	Equity Contracts	Credit Default Contracts	Total Value at June 30, 2014
Purchased Options	$(45,933)	$—	$(45,933)
Written options	10,396	—	10,396
Credit Default Swaps	—	(23,816)	(23,816)

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

The Fund’s policy is to recognize a net asset or liability equal to the unrealized on swap contracts and the gross amount of reverse repurchase agreements. During the six months ended June 30, 2014, the Fund was not subject to any master netting arrangements.

Assets				Gross Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Swaps	$329,195	$(329,195)	$—	$—	$—	$—
Total	$329,195	$(329,195)	$—	$—	$—	$—

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Swaps	$(595,733)	$329,195	$(266,538)	$—	$266,538	$—
Options Written	—	—	—	—	3,000	—
Total	$(595,733)	$329,195	$(266,538)	$—	$266,538	$—
19

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

5.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

Altegris Advisors, L.L.C., (the “Advisor”) serves as the Fund’s investment advisor. The Advisor allocates portions of the Fund’s portfolio to be managed by RockView Management, LLC and Premium Point Investments LP which serve as the Fund’s sub-advisors (the “Sub-Advisors”). The Fund employs Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS.

Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.75%. Pursuant to each sub-advisory agreement between the Advisor and each Sub-Advisor, each Sub-Advisor is entitled to receive, on a monthly basis, a percentage of the net assets of its managed allocated portion. Each Sub-Advisor is paid by the Advisor not the Fund.

The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund, until at least April 30, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments with other collective investment vehicles or derivative instruments (including for example options and swap fee and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor))) will not exceed 2.24%, 2.99%, 1.99% and 2.24% of the daily average net assets attributable to each of the Class A, Class C, Class I and Class N shares, respectively. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended June 30, 2014, expenses of $89,638 were waived by the Advisor. As of June 30, 2014 the following amounts are subject to recapture:

	Must be Reimbursed Prior to:
	December 31, 2016	December 31, 2017
Expense Amounts Subject to Reimbursement	$200,957	$89,638
Expenses Recaptured	—	—

Remaining Expense Amounts subject to Reimbusements	$200,957	$89,638

The Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to each of Class A and Class N shares and 1.00% of the average daily net assets attributable to Class C shares. The fee is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended June 30, 2014, pursuant to the Plans, Class A, Class C and Class N shares paid $6,309, $2,316 and $15,742, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C, Class I and Class N shares. The Distributor is an affiliate of GFS. During the six months ended June 30, 2014, the Distributor received $52,625 and $19,495 in underwriting commissions for sales of Class A and Class C shares respectively, of which $6,207 was retained by the principal underwriter for Class A.

The Fund is part of a series of Altegris Mutual Funds or (“Family”) comprised of the Fund, Altegris Managed Futures Strategy Fund, Altegris Macro Strategy Fund, Altegris Futures Evolution Fund, Altegris Equity Long Short, Altegris Multi Strategy Alternative Fund and Altegris/AACA Real Estate Long Short Fund. The Family shares the minimum annual fees

20

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

based on a percentage of the average net assets of each Fund. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Family. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Family.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs. For the six months ended June 30, 2014, Class A, Class I and Class N assessed redemption fees in the amounts of $23, $387 and $100, respectively.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended December 31, 2013 was as follows:

Fiscal Year Ended
December 31, 2013
Ordinary Income	$751,356
Long-Term Capital Gain	—
Return of Capital	59,564
$810,920

As of December 31, 2013, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$—	$775,942	$775,942

The difference between book basis and tax basis undistributed net investment losses, accumulated net realized losses, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, and adjustments related to real estate investment trust, and contingent payment debt instruments, and credit default swaps.

21

Altegris Fixed Income Long Short Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2014

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of ordinary income distributions, and adjustments for contingent payment debt instruments and swaps, resulted in reclassifications for the period ended December 31, 2013 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(59,564)	$23,154	$36,410

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements other than the following:

Effective August 26, 2014, the maximum sales load charged on Class A shares has been reduced to 4.75%.

22

Altegris Fixed Income Long Short Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2014

As a shareholder of the Altegris Fixed Income Long Short Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases expenses due to securities sold short and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Altegris Fixed Income Long Short Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning January 1, 2014 and ended June 30, 2014.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the Altegris Fixed Income Long Short Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1.	Annualized	Beginning	Ending	Expenses Paid
Actual	Expense	Account Value	Account Value	During Period *
Expenses	Ratio	1/1/2014	6/30/2014	1/1/2014 – 6/30/14
Class A	2.74%	$1,000.00	$1,056.20	$13.97
Class C **	3.49%	$1,000.00	$1,027.80	$8.55
Class N	2.74%	$1,000.00	$1,058.00	$12.71
Class I	2.49%	$1,000.00	$1,056.00	$13.97
Table 2.
Hypothetical	Annualized	Beginning	Ending	Expenses Paid
(5% return before	Expense	Account Value	Account Value	During Period ****
expenses)	Ratio	1/1/2014	6/30/2014	1/1/2014 – 6/30/14
Class A	2.74%	$1,000.00	$1,011.21	$13.66
Class C ***	3.49%	$1,000.00	$1,007.47	$17.32
Class N	2.74%	$1,000.00	$1,012.45	$12.42
Class I	2.49%	$1,000.00	$1,011.21	$13.66

*	Class A, Class N and Class I expenses are equal to the Fund’s annualized expense ratio net of any applicable fee waivers multiplied by the number of days in the period (181), and divided by the number of days in the fiscal year (365). Class C expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (124) and divided by the number of days in the fiscal year (365).

**	Class C shares (commencement of operations) February 26, 2014.

***	Please note that while the Fund’s Class C commenced operations on February 26, 2014, the hypothetical expenses paid during the period reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period January 1, 2014 to June 30, 2014.

****	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).
23

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
24

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.
25

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended December 31 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-524-9441 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-524-9441.

INVESTMENT ADVISOR

Altegris Advisors, L.L.C

1200 Prospect Street, Suite 400

La Jolla, CA 92037

SUB-ADVISORS

RockView Management, LLC

Metro Center, One Station Place

7th Floor

Stamford, CT 06902

Premium Point Investments LP

712 Fifth Avenue

45th Floor

New York, NY 10019

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/8/2014

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/8/2014